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JOHN HANCOCK FINANCIAL SERVICES, INC.

John Hancock Place                    [LOGO OF JOHN HANCOCK FINANCIAL SERVICES]
Post Office Box 111
Boston, Massachusetts 02117
(617) 572-9197
Fax: (617) 572-9161
E-mail: jchoodlet@jhancock.com

JAMES C. HOODLET
Vice President and Counsel

VIA EDGAR

                                  May 3, 2007

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

RE  JOHN HANCOCK LIFE INSURANCE COMPANY
    REGISTRATION STATEMENTS FILED ON FORM N -6

John Hancock Variable Life Account UV (Annual Premium Variable     # 33-63900
  Life)

John Hancock Variable Life Account UV (Flex V1)                    # 33-63842

John Hancock Variable Life Account UV (Flex V2)                    # 33-75608

John Hancock Variable Life Account UV (Medallion Variable          # 33-76662
  Universal Life - NY)

John Hancock Variable Life Account UV (Variable Estate Protection) # 33-64364

John Hancock Variable Life Account UV (Variable Estate Protection  # 333-73082
  Plus)

John Hancock Variable Life Account UV (Variable Estate Protection  # 333-73072
  Edge, Performance Survivorship Variable Universal Life,
  Majestic Performance Survivorship Variable Universal Life)

John Hancock Variable Life Account UV (Majestic Variable           # 333-42378
  Universal Life 98)

John Hancock Variable Life Account UV (Majestic Variable Estate    # 333-73444
  Protection 98)

John Hancock Variable Life Account UV (Medallion Executive         # 333-63654
  Variable Life III)

John Hancock Variable Life Account UV (Medallion Variable Life     # 333-70734
  Plus)

John Hancock Variable Life Account UV (Medallion Variable Life     # 333-70746
  Edge, Medallion Variable Life Edge II)

John Hancock Variable Life Account UV (Majestic Variable COLI)     # 333-91448

John Hancock Variable Life Account UV (Performance Executive       # 333-111383
  Variable Life)

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    JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
    REGISTRATION STATEMENTS FILED ON FORM N-6

John Hancock Variable Life Account S (Medallion Executive          # 333-425
  Variable Life, Medallion Executive Variable Life II, Medallion
  Executive Variable Life III)

John Hancock Variable Life Account S (Majestic VUL, Majestic       # 333-15075
  Variable Universal Life 98)

John Hancock Variable Life Account S (Variable Master Plan Plus)   # 33-79108

John Hancock Variable Life Account S (Majestic Variable COLI)      # 333-60274

John Hancock Variable Life Account S (Variable Estate Protection,  # 33-64366
  Majestic Variable Estate Protection, Majestic Variable Estate
  Protection 98, Variable Estate Protection Plus)

John Hancock Variable Life Account S (Variable Estate Protection   # 333-55172
  Edge, Performance Survivorship Variable Universal Life,
  Majestic Performance Survivorship Variable Universal Life)

John Hancock Variable Life Account S (Performance Executive        # 333-111385
  Variable Life)

John Hancock Variable Life Account U (Medallion Variable           # 33-76660
  Universal Life, Medallion Variable Life Plus)

John Hancock Variable Life Account U (VLI)                         # 2-68061

John Hancock Variable Life Account U (Medallion Variable Life      # 333-52128
  Edge, Medallion Variable Life Edge II)

John Hancock Variable Life Account U (eVariable Life)              # 333-50312

John Hancock Variable Life Account V (Flex V1)                     # 33-16611

John Hancock Variable Life Account V (Flex V2)                     # 33-75610


Dear Sir/Madam:

Pursuant to rule 497(j) and in lieu of filing final printed prospectuses and Statements of Additional Information, we hereby certify respecting the above-captioned registration statements on Form N-6 that:

(1) the form of prospectus and Statement of Additional Information that would have been filed under Rule 497 would not have differed from that contained in the most recent amendment to the registration statement, and

(2) the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/ James C. Hoodlet

James C. Hoodlet
Vice President and Counsel